DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES- Schedule of Deferred Revenue and Other Deferred Liability (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 10,473,496	$ 18,267,139
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	8,931,209	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	0	1,622,433
Other deferred liabilities
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 1,542,287	$ 351,639